SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The unaudited interim condensed consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and include the accounts of Wheels Up Partners Holdings LLC and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited financial information for the interim periods presented reflects all adjustments, which are normal and recurring, necessary for a fair presentation of the consolidated statement of operations, financial position, and cash flows. Interim results should not be regarded as indicative of results that may be expected for any other period or the entire year. The unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2020 included in our final prospectus and definitive proxy statement filed on June 23, 2021.

Use of Estimates

Preparing the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates due to risks and uncertainties, including uncertainty in the current economic environment due to COVID-19. The most significant estimates include, but are not limited to, the useful lives and residual values of purchased aircraft, the fair value of financial assets and liabilities, acquired intangible assets, goodwill, contingent consideration, and other assets and liabilities, sales and use tax, the estimated life of member relationships, the determination of the allowance for credit losses, the use of the effective interest method to amortize debt discounts and deferred financing costs, impairment assessments, and the incremental borrowing rate for leases.

Deferred Offering Costs

We capitalize certain legal, accounting and other direct third-party costs related to our merger with Aspirational Consumer Lifestyle Corp. (“Aspirational”). Deferred offering costs are included as an asset on the consolidated balance sheets and are deferred until the completion of the merger with Aspirational, at which time they are deducted from the combined companies’ additional paid-in capital. The merger with Aspirational was completed on July 13, 2021 (see Note 15). As of June 30, 2021, $6.4 million of deferred offering costs are capitalized and $5.0 million are included in accrued expenses on the consolidated balance sheets.

Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued accounting standards update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes (ASC 740). This standard simplifies the accounting for income taxes by (i) eliminating certain exceptions within ASC 740 and (ii) clarifying and amending the existing guidance to enable consistent application of ASC 740. We adopted ASU 2019-12 on January 1, 2021. This adoption did not have a material impact on our consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASC 848). The FASB issued a subsequent amendment to the initial guidance in January 2021 with ASU 2021-01. This standard provides temporary optional expedients and exceptions to accounting guidance on contract modifications and hedge accounting to ease financial reporting burdens as the market transitions from the London Interbank Offered Rate and other interbank offered rates to alternative reference rates. The guidance was effective upon issuance and generally can be applied through December 31, 2022. This adoption did not have a material impact on our consolidated financial statements.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Wheels Up Partners Holdings LLC and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Preparing the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates due to risks and uncertainties, including uncertainty in the current economic environment due to the outbreak of coronavirus disease 2019 (“COVID-19”). The most significant estimates include, but are not limited to, the useful lives and residual values of purchased aircraft, the fair value of financial assets and liabilities, acquired intangible assets, goodwill, contingent consideration, and other assets and liabilities, sales and use tax, the estimated life of member relationships, the determination of the allowance for credit losses, the use of the effective interest method to amortize debt discounts and deferred financing costs, impairment assessments, and the incremental borrowing rate for leases.

Fair Value Measurements

The carrying values of cash and cash equivalents, investments, accounts receivable, deferred revenue, accounts payable and long-term debt approximate fair value due to either the short-term nature of such instruments or the fact that the interest rate of the long-term debt is based upon current market rates.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between unaffiliated willing market participants on the measurement date under current market conditions. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available and activity in the markets used to measure fair value. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Level 1 — Quoted prices, unadjusted, in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs developed using our own estimates and assumptions, which reflect those that market participants would use in pricing the asset or liability.

The determination of where an asset or liability falls in the hierarchy requires significant judgment. When developing fair value estimates, we maximize the use of observable inputs and minimize the use of unobservable inputs. When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are available on the measurement date. If quoted prices in active markets are not available, the determination of estimated fair value is based on standard market valuation methodologies, giving priority to observable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities for which it is practicable to estimate fair value:

●	Cash equivalents and investments — The carrying amount of money market funds approximates fair value and is classified within Level 1 because we determined the fair value through quoted market prices. The carrying amount of commercial paper approximates fair value and is classified within Level 2 because we utilized observable inputs in non-active markets to determine the fair value.
●	Long-term debt — The carrying amount approximates fair value based on the interest rates currently available for debt with similar terms and remaining maturities. We utilized Level 2 inputs to determine the fair value.

Certain non-financial assets are measured at fair value on a non-recurring basis, including property and equipment, goodwill and intangible assets. These assets are subject to fair value adjustments in certain circumstances, such as when there is evidence of an impairment.

Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible into cash. We consider securities with initial maturities of three months or less, when purchased, to be cash equivalents.

Investments

Investments consist of highly liquid investment grade commercial paper issued by major corporations and financial institutions with initial maturities of greater than three months and remaining maturities of less than one year from the date of purchase. All investments are classified as “available-for-sale” and realized gains or losses are recorded using the specific identification method. We classify investments as available-for-sale securities as they represent investments available to support current operations and may be sold prior to their stated maturities for strategic or operational reasons. There were no unrealized gains or losses on available-for-sale securities for the years ended December 31, 2020, 2019 and 2018.

Changes in market value, excluding other-than-temporary impairments, are reported as a separate component of accumulated other comprehensive loss until realized. In determining whether an other-than-temporary impairment exists, we consider: (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition and near-term prospects of the issuer of the securities; and (iii) the intent and ability to retain the security for a period of time sufficient to allow for any anticipated recovery in fair value. There were no other-than-temporary impairment losses identified for the years ended December 31, 2020, 2019 and 2018.

Accounts and Other Receivables

Accounts receivable, net, primarily consists of contractual amounts we expect to collect from members and customers related to membership subscriptions and flights, including amounts currently due from credit card companies. We record accounts receivable at the original invoiced amount. There is approximately $1.4 million and $0.2 million of membership fees and prepaid flight time included in both accounts receivable and deferred revenue as of December 31, 2020 and 2019, respectively.

We monitor exposure for losses and maintain an allowance for credit losses for any receivables that may be uncollectible. Historically, we used an incurred loss model to calculate the allowance for credit losses. Upon the adoption of the new credit loss standard on January 1, 2020, we shifted to a current expected credit loss model. We estimate uncollectible receivables based on the receivable’s age, customer credit-worthiness, past transaction history with the customer, changes in payment terms, and the condition of the general economy and the industry as a whole. When it is determined that the amounts are not recoverable, the receivable is written off against the allowance. As of December 31, 2020 and 2019, the allowance for credit losses was $2.3 million and $1.5 million, respectively. Other receivables primarily consist of tax credits for Federal Excise Tax paid on aircraft fuel and, earned, but unbilled revenue.

Parts and Supplies Inventories

Inventories are used in operations and are generally not for sale. Inventories are comprised of spare aircraft parts, materials, and supplies, which are valued at the lower of cost or net realizable value. Cost of inventories are determined using the specific identification method. We determine, based on the evidence that exists, whether or not it is appropriate to maintain a reserve for excess and obsolete inventory. The reserve is based on historical experience related to the disposal of inventory due to damage, physical deterioration, obsolescence, or other causes. As of December 31, 2020 and 2019, the reserve was $29 thousand and $21 thousand, respectively. Storage costs and indirect administrative overhead costs related to inventories are expensed as incurred.

Segment Reporting

We identify operating segments as components of Wheels Up for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The chief operating decision maker is the chief executive officer. We determined that Wheels Up operates in a single operating and reportable segment, private aviation services, as the chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue, for purposes of making operating decisions, allocating resources, and assessing performance. Substantially all of the long-lived assets are located in the United States and revenue from private aviation services is substantially earned from flights throughout the United States.

Acquisitions

We account for business combinations and asset acquisitions using the acquisition method of accounting, which requires allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. For acquisitions meeting the definition of a business combination, the excess of the purchase price over the amounts recognized for assets acquired and liabilities assumed is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed in a business combination with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred for business combinations.

For acquisitions meeting the definition of an asset acquisition, the fair value of the consideration transferred, including transaction costs, is allocated to the assets acquired and liabilities assumed based on their relative fair values. No goodwill is recognized in an asset acquisition (see Note 5).

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of the identifiable assets acquired and liabilities assumed in business combinations. The carrying value of goodwill is tested for impairment on an annual basis or on an interim basis if events or changes in circumstances indicate that an impairment loss may have occurred (i.e., a triggering event). Our annual goodwill impairment testing date is October 1st. We are required to test goodwill on a reporting unit basis. We determined private aviation services is our one reporting unit to which the entire amount of goodwill is allocated.

Goodwill impairment is the amount by which our reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. We use both qualitative and quantitative approaches when testing goodwill for impairment. Our qualitative approach evaluates various events including, but not limited to, macroeconomic conditions, changes in the business environment in which we operate and other specific facts and circumstances. If, after assessing qualitative factors, we determine that it is more-likely-than-not that the fair value of our reporting unit is greater than the carrying value, then performing a quantitative impairment assessment is unnecessary and our goodwill is not considered to be impaired. However, if based on the qualitative assessment we conclude that it is more-likely-than-not that the fair value of the reporting unit is less than the carrying value, or if we elect to skip the optional qualitative assessment approach, we proceed with performing the quantitative impairment assessment primarily using a discounted cash flow model, or income approach, to quantify the amount of impairment, if any (see Note 6).

Intangible Assets

Intangible assets other than goodwill primarily consists of acquired finite-lived trade names, customer relationships and developed technology. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset, which was determined based on management’s estimate of the period over which the asset will contribute to our future cash flows (see Note 6).

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization for all property and equipment are calculated using the straight-line method over the estimated useful lives of the related assets. Residual values estimated for aircraft are approximately 50% of the original purchase price. Expenditures that increase the value or productive capacity of assets are capitalized, and repairs and maintenance are expensed as incurred. The estimated useful lives of property and equipment are principally as follows: aircraft — seven years, furniture and fixtures — three years, vehicles — five years, building and improvements — 27 years, computer equipment — three years, and tooling — ten years. Leasehold improvements are amortized over the shorter of either the estimated useful life of the asset or the remaining term of the lease (see Note 3).

Software Development Costs

We incur costs related to developing the Wheels Up website, mobile application, and other internal use software. In addition, we incur costs related to the development of our flight management software. The amounts capitalized include materials, employees’ payroll and payroll-related costs including equity-based compensation directly associated with the development activities, as well as external direct costs of services used in developing the software. We amortize capitalized costs using the straight-line method over the estimated useful life, which is currently three years, beginning when the software is ready for its intended use. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. We perform periodic reviews to ensure that unamortized software development costs remain recoverable from future revenue (see Note 3).

Leases

We determine if an arrangement is a lease at inception on an individual contract basis. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current, and operating lease liabilities, non-current on the consolidated balance sheets. Operating lease right-of-use assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease right-of-use assets and operating lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. The interest rate implicit in our leases is not readily determinable to discount lease payments. As a result, for all leases we use an incremental borrowing rate that is based on the estimated rate of interest for a collateralized borrowing of a similar asset, using a similar term as the lease payments at the commencement date.

The operating lease right-of-use assets and operating lease liabilities include any lease payments made, including any variable amounts that are based on an index or rate, and exclude lease incentives. Variability that is not due to an index or rate, such as payments made based on hourly rates, are excluded from the lease liability. Lease terms may include options to extend or terminate the lease. Renewal option periods are included within the lease term and the associated payments are recognized in the measurement of the operating right-of-use asset and operating lease liability when they are at our discretion and considered reasonably certain of being exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

We have elected the practical expedient not to recognize leases with an initial term of 12 months or less on our consolidated balance sheets and lease expense is recognized on a straight-line basis over the term of the short-term lease. For real estate leases, we have elected the practical expedient to account for both the lease and non-lease components as a single lease component and not allocate the consideration in the contract. Certain real estate leases contain fixed lease payments that include real estate taxes, common area maintenance and insurance. These fixed payments are considered part of the lease payment and are included in the operating lease right-of-use assets and operating lease liabilities. For non-real estate leases, including aircraft, we have separated the lease and non-lease components. The non-lease components of aircraft leases are typically for maintenance services and insurance that are expensed as incurred (see Note 12).

During a portion of 2020 and all of 2019 and 2018, we were the sublessor of certain aircraft leases to Gama, due to government regulations. The underlying aircraft assets from these subleases are presented on the consolidated balance sheets. Sublease income is presented in cost of revenue net of the lease cost in the consolidated statements of operations.

Impairment of Long-Lived Assets

Long-lived assets consist of aircraft, property and equipment, finite-lived intangible assets, and operating lease right-of-use assets. We review the carrying value of long-lived assets for impairment when events and circumstances indicate that the carrying value may not be recoverable based on the estimated undiscounted future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value of the asset or asset group, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of the asset or asset group. We determined the initial negative effect and uncertainty related to COVID-19 was a potential indicator that the carrying value of our long-lived assets may not be recoverable. As a result, we performed an undiscounted cash flow analysis of our long-lived assets for potential impairment as of April 30, 2020, and based on the analysis, it was determined that there was no impairment to our long-lived assets. In addition, there were no other indicators of impairment of long-lived assets identified after April 30, 2020 through December 31, 2020, and for the years ended December 31, 2019 and 2018.

Restricted Cash

We have restricted cash of $12.1 million and $12.4 million as of December 31, 2020 and 2019, respectively, of which $10.0 million relates to amounts held by third-party lenders to collateralize the Amended 1st Credit Facility (as defined in Note 9). The remaining balance relates to amounts held by financial institutions to establish a standby letter of credit required by the lessor of certain corporate office space.

We classify restricted cash as current or non-current based on the remaining term of the restriction.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets includes security deposits, which relate primarily to contractual prepayments to third-parties for future services, the current portion of capitalized costs related to sales commissions and referral fees, and insurance claims receivable.

Other Current Liabilities

Other current liabilities consist of deposits from owners for managed aircraft. Deposits are collected at the inception of the contract with each owner and returned on the contract termination date, to the extent there are no outstanding payments due at such time.

Deferred Financing Costs

Deferred financing costs include various incremental fees and commissions paid to third-parties in connection with the issuance of debt. Deferred financing costs are recorded on the consolidated balance sheets as a direct deduction from the carrying value of the associated debt and subsequently amortized to interest expense over the related period of the obligation using the effective interest method (see Note 9).

Concentration of Credit Risk

Financial instruments that may potentially expose us to concentrations of credit risk primarily consist of cash, cash equivalents, restricted cash, and receivables. We place cash and cash equivalents with multiple high credit quality financial institutions. Accounts are guaranteed by the Federal Deposit Insurance Corporation up to certain limits and although deposits are held with multiple financial institutions, deposits at times may exceed the federally insured limits. We have not experienced any losses in such accounts.

Accounts receivable are spread over many members and customers. We monitor credit quality on an ongoing basis and maintain reserves for estimated credit losses.

There were no customers that accounted for 10% or more of revenue for the years ended 2020, 2019 and 2018. There was one customer that accounted for 16.2% of accounts receivable as of December 31, 2019, and none over 10% of accounts receivable as of December 31, 2020.

Equity-Based Compensation

We issue equity-based compensation awards to employees and consultants, including stock options, profits interests and restricted interests, under a stock option plan and management incentive plan. Equity-based compensation awards are measured at the date of grant based on the estimated fair value of the respective award and the resulting compensation expense is recognized on a straight-line basis over the requisite service period of the respective award, which is generally a vesting period of four years. Certain awards have a performance condition that provide for accelerated vesting upon the occurrence of a change in control or an initial public offering. For performance-based awards, the grant date fair value of the award is expensed over the vesting period when the performance condition is considered probable of being achieved. We account for forfeitures of awards as they occur (see Note 14).

Aircraft Maintenance and Repair

Regular maintenance for owned and leased aircraft are expensed as incurred unless covered by a third-party, long-term flight hour service agreement. We have separate service agreements in place covering scheduled and unscheduled repairs of certain aircraft components, as well as the engines for certain owned and leased aircraft in our fleet. Certain of these agreements, whose original terms generally range from 10 to 15 years, require monthly payments at rates based either on the number of cycles each aircraft was operated during each month or the number of flight hours each engine was operated during each month, subject to annual escalations. These power-by-the-hour agreements transfer certain risks, including cost risks, to the third-party service providers. They generally fix the amount we pay per flight hour or number of cycles in exchange for maintenance and repairs under a predefined maintenance program, which are representative of the time and materials that would be consumed. These costs are expensed as the related flight hours or cycles are incurred.

Revenue

We determine revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer.
●	Identification of the performance obligations in the contract.
●	Determination of the transaction price.
●	Allocation of the transaction price to the performance obligations in the contract; and,
●	Recognition of revenue when, or as, a performance obligation is satisfied.

Revenue is derived from a variety of sources including, but not limited to, (i) memberships, (ii) flights, (iii) aircraft management, and (iv) other.

Wheels Up membership agreements are signed by each member. Wheels Up membership agreements together with the terms and conditions in the flight services agreement govern the use of the Wheels Up membership. We account for a contract when both parties have approved and are committed to perform their obligations, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable. In addition to retail flights, we also have flight service agreements to sell wholesale flights to customers that are non-members and do not pay annual dues or initiation fees.

Revenue is recorded net of discounts on standard pricing and incentive offerings including special pricing agreements and certain promotions.

Deferred revenue is an obligation to transfer services to a customer for which we have already received consideration. Upon receipt of a prepayment from a customer for all or a portion of the transaction price, we initially recognize a contract liability. The contract liability is settled, and revenue is recognized, when we satisfy our performance obligation to the customer at a future date.

We utilize registered independent third-party air carriers in the performance of a portion of our flights. We evaluate whether there is a promise to transfer services to the customer, as the principal, or to arrange for services to be provided by another party, as the agent, using a control model. The nature of the flight services we provide to members is similar regardless of which third-party air carrier is involved. Wheels Up directs third-party air carriers to provide an aircraft to a member or customer. Based on evaluation of the control model, it was determined that Wheels Up acts as the principal rather than the agent within all revenue arrangements, other than when acting as an intermediary ticketing agent for travel on Delta and when managed aircraft owners charter their own aircraft, as we have the authority to direct the key components of the service on behalf of the member or customer regardless of which third-party is used. Members can use Blocks to purchase commercial flights on Delta. Wheels Up charges the member a ticketing fee to use their funds with Delta, which is recorded on a net basis in revenue at the time of booking. Wheels Up passes along the fulfillment of the performance obligation to Delta who actually provides the flight to the member. Owner charter revenue is recognized for flights where the owner of a managed aircraft sets the price for the trip. Wheels Up records owner charter revenue at the time of flight on a net basis for the margin we receive to operate the aircraft. If Wheels Up has primary responsibility to fulfill the obligation, then the revenue and the associated costs are reported on a gross basis in the consolidated statements of operations.

(i) Memberships

New members are typically charged a one-time initiation fee at the commencement of their membership, which is generally non-refundable. In the first year of membership, a portion of the initiation fee is applied to their annual dues. The remainder of the initiation fee, less any flight credits, is deferred and recognized on a straight-line basis over the estimated duration of the customer relationship period, which is estimated to be approximately three years. Members are charged recurring annual dues to maintain their membership. Revenue related to the annual dues are deferred and recognized on a straight-line basis over the related contractual period, which is generally but not always 12 months. If a customer qualifies to earn SkyMiles (as defined below) as part of their membership, then a portion of the transaction price is allocated to this performance obligation at contract inception. The amount of the allocation is determined based on our contractual cost for SkyMiles purchases with Delta. If at any time the membership is terminated, any previously unrecognized amounts are recognized in the period of termination.

(ii) Flights

Flights and flight-related services, along with the related costs of the flights, are earned and recognized as revenue at the point in time in which the service is provided. For round trip flights, revenue is recognized upon arrival at the destination for each flight segment.

Members pay a fixed quoted amount for flights. The amount can be based on a contractual capped hourly rate or dynamically priced based on market demand at time of booking. Wholesale customers primarily pay a fixed rate for flights. In addition, flight costs can be paid by members through the purchase of Fund Programs (“Blocks”), which are generally dollar-denominated credits for future spend with Wheels Up. Blocks are deferred and recognized as revenue when the member completes a flight segment. Blocks also can generally be used to purchase commercial flights on Delta. Wheels Up, acting in the capacity of an agent, charges the member a ticketing fee to use their commingled funds on a flight provided by Delta, which is recorded on a net basis at the time of booking.

Through our acquisition of WUPJ, we inherited the legacy WUPJ jet cards. WUPJ jet cards allow a customer to pre-purchase dollar-denominated credits at agreement inception that are redeemed for future flights on WUPJ, are refundable for a termination fee, and are generally effective for a term of 24 months. Customers are also able to reload funds on their jet card periodically throughout the term. The jet card values are purchased at tiered dollar amounts and entitle customers to fixed rate all-inclusive hourly pricing and guaranteed availability. During 2020, we began the process of converting WUPJ jet card holders to Wheels Up memberships and as of December 31, 2020, we generally do not offer new jet cards.

In addition, Wheels Up continued and expanded a customary WUPJ business practice of providing Medallion Status (“Status”) in Delta’s SkyMiles Program (“SkyMiles”) for purchases of Blocks and jet cards. A member is granted Status free of charge for use during the term of the contract and may assign the Status to any designated individual. A member can use their SkyMiles for purchases of Blocks but they do not earn SkyMiles on Wheels Up flights. Any members that meet the designated spend thresholds for Blocks and jet cards or the designated dollar-denominated flight spend thresholds during the year receive the same Status. Additionally, we do not owe Delta any consideration for the grant of each Status provided. Status is not a material right at contract inception and does not give rise to a separate performance obligation. The provided Status is not recognized as revenue but instead is considered a marketing incentive related to future purchases on Delta.

The amount of flight breakage was not material for the years ended December 31, 2020, 2019 and 2018.

(iii) Aircraft Management

We manage aircraft for owners in exchange for a contractual fee. Revenue associated with the management of aircraft also includes the recovery of owner incurred expenses including maintenance coordination, cabin crew, and pilots, as well as recharging of certain incurred aircraft operating costs and expenses such as maintenance, fuel, landing fees, parking, and other related operating costs. We pass the recovery and recharge costs back to owners at either cost or a predetermined margin.

Aircraft management related revenue contains two performance obligations. One performance obligation is to provide management services over the contract period. Revenue earned from management services is recognized over the contractual term, on a monthly basis. The second performance obligation is the cost to operate and maintain the aircraft, which is recognized as revenue at the point in time such services are completed.

(iv) Other

Ground Services (FBO and MRO)

FBO ground services are provided for aircraft customers that use our facility at CVG. FBO ground services are comprised of a single performance obligation for aircraft facility services such as fueling, parking, ground power, and cleaning. FBO related revenue is recognized at the point in time each service is provided.

We also separately provide MRO ground services for aircraft owners and operators at certain of our facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs, and inspections. MRO related revenue is recognized over time based on the cost of inventory consumed and labor hours worked for each service provided.

Flight-Related Services

As part of each flight, there is the option to request flight-related services such as catering or ground transportation for an additional charge. Flight-related services, which are passed through at either cost or a predetermined margin, were $1.4 million, $1.5 million, and $1.7 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Software Subscriptions

Subscription revenue consists of fees earned, typically monthly, from third-party operators and other businesses in the private aviation industry for web-based access to a collaborative suite of flight software tools that we offer through our acquisition of Avianis (see Note 5). Our subscription services provide users software licenses and related support and updates during the term of the arrangement to enable management of flight operations. Revenue is generally recognized from such subscription contracts on a straight-line basis over the contract period. Contracts for related professional services, such as customized training or implementation programs, are either on a time and materials or fixed fee basis. Professional services revenue is generally recognized at the point in time the services are performed.

Other revenue also consists of fees we may receive from third-party sponsorships and partnerships as part of lifestyle and event experience programs for members and whole aircraft acquisition and sales fees, which are each recognized at the point in time the service is provided.

Income Taxes

Wheels Up Partners Holdings LLC files as a partnership for federal and state income tax purposes. As such, each member is responsible for reporting income or loss to the extent required by federal and state income tax regulations, based upon their respective share of our income and expenses. Wheels Up is subject to the New York City Unincorporated Business Tax and the California, Tennessee, and Texas Franchise Tax which are entity level taxes. Since we incurred a loss in each year presented, the entity level state taxes consist of minimum taxes, fees, and capital taxes, which are included in general and administrative expense in the consolidated statements of operations. Accordingly, the consolidated financial statements do not include a provision for federal and state income taxes.

We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized based on the expected future tax effects of temporary differences between the financial statement and tax basis of assets and liabilities, as measured by current enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets when it is determined that it is more likely than not that the asset will not be realized. We have a temporary difference related to the New York City Unincorporated Business Tax resulting in a cumulative deferred tax asset of approximately $0.8 million and $0.8 million as of December 31, 2020 and 2019. Based on the available objective evidence, including our history of losses, management believes it is more likely than not that the deferred tax asset will not be fully realizable. Accordingly, we provided for a full valuation allowance against the deferred tax asset and no benefit for income taxes has been recorded as of December 31, 2020 and 2019.

We recognize liabilities for uncertain tax positions relating to deductions, transactions and other matters involving uncertainty as to the proper tax treatment based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained following an audit, including resolution of related appeals or litigation processes, if any. Once it is determined that the position meets the recognition threshold, the second step requires us to estimate and measure the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The difference between the amount of recognizable tax benefit and the total amount of tax benefit from positions filed or to be filed with the tax authorities is recorded as a liability for uncertain tax benefits. Uncertain tax positions are recorded on the consolidated balance sheets in accrued expenses. As of December 31, 2020 and 2019, there are no material uncertain tax positions.

We recognize interest and penalties associated with uncertain tax positions, if any, as a component of interest expense in the consolidated statements of operations. There are no interest and penalties recognized for the years ended December 31, 2020, 2019 and 2018. We are subject to taxation by authorities in the United States and various states. As of December 31, 2020, Wheels Up is no longer subject to federal examination for years prior to 2017 and state examinations for years prior to 2016.

Advertising Costs

We expense the cost of advertising and promoting our services as incurred. Such amounts are included in sales and marketing expense in the consolidated statements of operations and totaled $7.2 million, $5.0 million, and $5.4 million, for the years ended December 31, 2020, 2019 and 2018, respectively.

New Accounting Pronouncements

Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued accounting standards update (“ASU”) 2018-13, Fair Value Measurement (ASC 820). This standard adds, removes, and modifies certain disclosure requirements related to fair value measurements. We adopted ASU 2018-13 on January 1, 2020. This adoption did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (ASC 350), Simplifying the Test for Goodwill Impairment. This standard removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment is now the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. We adopted ASU 2017-04 on January 1, 2020. This adoption did not have a material impact on our consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (ASC 326). The

FASB issued subsequent amendments to the initial guidance in November 2018 with ASU 2018-19 and May 2019 with ASU 2019-05. This standard replaces the current incurred loss impairment methodology for financial assets with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This standard requires a forward-looking expected credit loss model for accounts receivable, and other financial instruments. We adopted ASU 2016-13 on January 1, 2020. This adoption did not have a material impact on our consolidated financial statements and no cumulative-effect adjustment to members’ equity (deficit) was recorded.

Accounting Pronouncements Issued but Not Yet Effective

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (ASC 740). This standard simplifies the accounting for income taxes by (i) eliminating certain exceptions within ASC 740 and (ii) clarifying and amending the existing guidance to enable consistent application of ASC 740. This new standard is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2020. Early adoption is permitted. We do not believe the adoption of ASU 2019-12 will have a material impact on our consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASC 848). The FASB issued a subsequent amendment to the initial guidance in January 2021 with ASU 2021-01. This standard provides temporary optional expedients and exceptions to accounting guidance on contract modifications and hedge accounting to ease financial reporting burdens as the market transitions from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. The guidance was effective upon issuance and generally can be applied through December 31, 2022. We do not believe the adoption of ASU 2020-04 and ASU 2021-01 will have a material impact on our consolidated financial statements.

Cik0001819516 Aspirational Consumer Lifestyle Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Amendment No. 1 to the Company’s Annual report on Form 10-K/A, as filed with the SEC on May 6, 2021. The interim results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the period ending December 31, 2021 or for any future periods.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account

At June 30, 2021 and December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury securities.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at June 30, 2021, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations (see Note 9).

Offering Costs

Offering costs consist of legal, accounting, underwriting fees and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $12,441,638 were charged to shareholders’ equity upon the completion of the Initial Public Offering.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740, “Income Taxes” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Net Loss per Ordinary Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 12,521,494 shares in the calculation of diluted loss per share, since the inclusion of such warrants would be anti-dilutive.

The Company’s statements of operations includes a presentation of income (loss) per share for Redeemable Class A Ordinary Shares in a manner similar to the two-class method of income (loss) per share. Net income per ordinary share, basic and diluted, for Redeemable Class A Ordinary Shares is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of ordinary shares subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for Non-Redeemable Class A and Class B Ordinary Shares is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Redeemable Class A Ordinary Shares, by the weighted average number of non-redeemable ordinary shares outstanding for the period.

Non-Redeemable Class A and Class B Ordinary Shares includes Founder Shares and non-redeemable ordinary shares as these shares do not have any redemption features. Non-Redeemable Class A and Class B Ordinary Shares participates in the income or loss on marketable securities based on non-redeemable ordinary shares’ proportionate interest.

	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on marketable securities held in Trust Account	$2,676	$47,979
Net income allocable to shares subject to possible redemption	$2,676	$47,979
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	23,974,632	22,620,218
Basic and diluted net income per share	$—	$—
Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(6,726,593)	$(14,893,876)
Net loss allocable to Redeemable Class A Ordinary Shares	(2,676)	(47,979)
Non-Redeemable Net Loss	$(6,729,269)	$(14,941,855)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Shares
Basic and diluted weighted average shares outstanding	5,993,658	6,663,340
Basic and diluted net loss per share	$(1.12)	$(2.24)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40)(“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently evaluating the impact of adoption of ASU 2020-06.

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying condensed financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Marketable Securities Held in Trust Account

At December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury securities.

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the public warrants was initially estimated using a Monte Carlo simulation approach (see Note 9) and was valued using the publicly traded warrant price at December 31, 2020. The private warrants were estimated using a probability adjusted Black-Scholes methodology.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Offering Costs

Offering costs consist of legal, accounting, underwriting fees and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounting to $13,763,667 were charged to shareholders’ equity upon the completion of the Initial Public Offering and the partial exercise of the over-allotment option.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740, “Income Taxes” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Net Loss per Ordinary Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. The Company has not considered the effect of the warrants sold in the Public Offering and Private Placement to purchase an aggregate of 12,521,494 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for Redeemable Class A Common Stock in a manner similar to the two-class method of income (loss) per share. Net income per common share, basic and diluted, for Redeemable Class A Common Stock is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for Non-Redeemable Class A and Class B Common Stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Redeemable Class A Common Stock, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-Redeemable Class A and Class B Common Stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-Redeemable Class A and Class B Common Stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

For the
Period from
July 7, 2020
(Inception)
through
December 31,
2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest earned on marketable securities held in Trust Account	$43,349
Net income allocable to shares subject to possible redemption	$43,349
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding	21,396,989
Basic and diluted net income per share	$0.00
Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,658,775)
Net loss allocable to Redeemable Class A Common Stock	(43,349)
Non-Redeemable Net Loss	$(1,702,124)
Denominator: Weighted Average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding	7,230,225
Basic and diluted net loss per share	$(0.24)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.